Significant accounting judgments, estimates and assumptions - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant accounting judgments, estimates and assumptions
Gain loss from asset transfer	¥ 0.9
Excess incentive amount reclassified to selling expenses	¥ 75.2	$ 10.3	¥ 224.5	¥ 140.8